Note 3 - Summary of Significant Accounting Policies - 10Q (Details) - Basic Net Loss Per Share (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Numerator:
Net Income (loss) (in Dollars)	$ 805,000	$ 661,000	$ 1,258,000	$ (2,109,000)	$ (1,937,000)	$ (4,713,000)
Interest on convertible notes (in Dollars)		105,000		(93,000)
Numerator for basic earnings per share- Income (loss) attributable to common stockholders - as adjusted (in Dollars)	805,000	766,000	1,258,000	(2,202,000)
Numerator for diluted earnings per share-net Income (loss) attributable to common stockholders - as adjusted (in Dollars)	$ 805,000	$ 661,000	$ 1,258,000	$ (2,202,000)	$ (2,030,000)	$ (5,127,000)
Denominator:
Denominator for basic earnings per share--weighted average shares	89,016,988	26,088,530	62,580,749	24,597,181	25,014,166	19,697,033
Effect of dilutive securities:
Stock options	0	0	0	0	0	0
Warrants	0	0	0	0	0	0
Convertible notes		9,875,000			0	0
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions	89,016,988	45,380,222	66,596,691	24,597,181	25,014,166	19,697,033
Basic (in Dollars per share)	$ 0.01	$ 0.03	$ 0.02	$ (0.09)	$ (0.08)	$ (0.18)
Diluted (in Dollars per share)	$ 0.01	$ 0.02	$ 0.02	$ (0.09)	$ (0.08)	$ (0.18)
Weighted-average anti-dilutive common share equivalents	2,146,755	17,223,150	6,195,846	33,991,871
Cumulative Preferred Stock Series C and D [Member]
Effect of dilutive securities:
Preferred Series C and D		9,416,692	4,015,942